Consolidated Balance Sheets (Parenthetical) In Millions, except Share data, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)
Consolidated Balance Sheets (Abstract)
Loans receivable, fair value	$ 3,752	¥ 289,073	¥ 554,180
Securities purchased under agreements to resell, fair value option	10,189	784,977	904,126
Trading assets, securities pledged as collateral	71,065	5,474,813	4,621,042
Trading assets, fair value	239	18,412	15,444
Private equity investments, fair value	734	56,511	62,553
Office buildings, land, equipment and facilities, accumulated depreciation and amortization	4,396	338,631	300,075
Other assets, fair value	23	1,805
Short-term borrowings, fair value	1,768	136,182	183,524
Securities sold under agreements to repurchase, fair value option	1,268	97,705	332,337
Long-term borrowings, fair value	$ 25,618	¥ 1,973,594	¥ 2,300,606
No par value
Authorized	6,000,000,000	6,000,000,000	6,000,000,000
Number of common shares issued	3,822,562,601	3,822,562,601	3,719,133,241
Outstanding	3,661,224,195	3,661,224,195	3,600,886,932
Common stock held in treasury, shares	161,338,406	161,338,406	118,246,309